united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/29

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

Beacon Tactical Risk ETF

(Symbol: BTR)

Beacon Selective Risk ETF

(Symbol: BSR)

Annual Report

February 29, 2024

1-866-439-9093

www.beaconinvestingetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

SHAREHOLDER LETTER

Beacon Tactical Risk

Investment Strategy

The Beacon Tactical Risk ETF (the “Fund”) seeks to provide long-term capital appreciation. Under normal market conditions, the Tactical Risk Fund will invest substantially all of its assets in Underlying Sector ETFs with an equal weighting across 11 different U.S. market sectors – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The Tactical Risk Fund intends to invest in one ETF for each market sector. The 11 sector ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector can swing performance dramatically in one direction or the other. Diversification cannot ensure a profit or protect against loss in a declining market. It is a strategy used to help mitigate risk.

The Tactical Risk Fund also employs a strategy that attempts to minimize losses in volatile markets by monitoring the Underlying Sector ETFs as a group using the Adviser’s internal equally weighted benchmark portfolio of the Underlying Sector ETFs (the “Benchmark Portfolio”). When performance of that group falls by approximately 10% from its high-water mark, or highest valuation, as measured using the Benchmark Portfolio since investing in the Underlying Sector ETFs, a stop loss is triggered, and all of the Underlying Sector ETFs are sold and the proceeds invested in fixed income ETFs – either equally across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF, or in a single short-term bond ETF (each an “Underlying Fixed Income ETF” and, collectively, the “Underlying Fixed Income ETFs”) as discussed in more detail below. When performance of the Benchmark Portfolio rises within a range of approximately 15% to 25% from its low watermark, or lowest valuation, since investing in the Underlying Fixed Income ETFs, the Tactical Risk Fund will liquidate all of the Underlying Fixed Income ETFs and reinvest in the Underlying Sector ETFs with an equal weighting across the 11 market sectors. The Benchmark Portfolio and the Tactical Risk Fund’s portfolio are substantially similar but differ in that (i) the Fund’s portfolio holds cash for both fees and dividends paid, while the Benchmark portfolio only holds cash for dividends paid; and (ii)  the Fund’s Portfolio and Benchmark Portfolio are both rebalanced when they are materially out of alignment with the target allocation, but the Benchmark Portfolio is also rebalanced semi-annually.

Period Performance

For fiscal year 2023, April 17, 2023 through February 29, 2024, the Fund experienced a -4.18% return compared to the 24.48% return the S&P 500® Total Return Index achieved over the same period. The Funds main source of underperformance was asset class allocation while new market trends formed during market volatility.

Investment Changes

The Fund maintained its defensive allocation from Fund inception, April, 17, 2023, until July 14, 2023, when the Vantage Benchmark Index achieved the rebound necessary to exit the Funds defensive allocation and enter the Funds equity allocation. The Fund exited its equity allocation and entered its defensive allocation on October 27, 2023 after the Vantage Benchmark Index achieved the drawdown necessary to exit the Funds equity allocation. The Fund exited its defensive allocation and entered its equity allocation on January 30, 2024 after the Vantage Benchmark Index achieved the rebound required to enter the Funds equity allocation. The Fund remained in its equity allocation for the remainder of fiscal year 2023.

Manager Discussion

Equity markets were consumed with fears of recession triggered by higher interest rates in 2023, but that did not hold back the U.S. economy or stock market from an impressive rebound. However, if not for a surge in technology stocks the stock market might have continued the decline of 2022 and remained in negative territory for the first half of the year. Artificial intelligence caught the headlines with a view into the future and a surge in unexpected earnings pushing technology stocks to the strongest first half of a year in decades.

Unfortunately, the optimism of the future gave way to higher inflation, which pushed bond yields to highs not seen in more than 15 years and mortgage rates well above 7%. Interest rate sectors, like banking, real estate, and even utilities fell under the pressure. The Fed didn’t waiver from its higher-for-longer mission to push inflation down, which forced equity markets to increase the odds of a recession and finish the third quarter very weak.

Fortunately, inflation readings in the fourth quarter showed a decline toward the Fed’s target, while economic growth continued to hold up. This led investors to have hope the Fed might have navigated the economy to a soft landing, which pushed bonds and equities to have impressive performance to finish the year.

As we look to 2024, inflation remains the key to stock and bond performance. While inflation has come down substantially from the post-Covid peak, it’s believed the final push to the Fed’s 2% target will be difficult. This will likely create volatility in equity markets, but we believe inflation will continue to moderate and create a path for positive returns.

Beacon Selective Risk ETF

Investment Strategy

The Beacon Selective Risk ETF (the “Fund”) seeks to provide long-term capital appreciation. Under normal market conditions, the Selective Risk Fund will invest its assets in Underlying Sector ETFs with an equal weighting across 11 different U.S. market sectors – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The Selective Risk Fund intends to invest in one ETF for each market sector. The 11 sector ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector can swing performance dramatically in one direction or the other. Diversification cannot ensure a profit or protect against loss in a declining market. It is a strategy used to help mitigate risk.

The Selective Risk Fund also employs a proprietary targeted loss reduction strategy at the sector level. Each of the 11 sectors move and are monitored independently with each sector tracked by its own internally designed benchmark (each a “Sector Benchmark” and collectively, the “Sector Benchmarks”). Each Sector Benchmark is created by blending five proprietary moving averages that are designed to analyze each holding by evaluating its performance over the past 200 days through five different lenses; simple, time, exponential, volume, and volatility/adjustable. The simple moving average gives each day equal weighting. The time weighted moving average gives different weightings based on time, so that recent pricing gets a greater weight. The exponential weighted average reviews a 200 day window, but in between the starting and ending points, the weighting for an individual’s day’s pricing increases exponentially. The volume weighted average looks at trading volume for each day, giving low weight to prices for days with low trading volume, and high weight for prices with high trading volume. The final moving average is based on volatility, using the standard deviation for the prior 200 days and the standard deviation for the past 30 days and comparing the two.

The blend of the five moving averages is used to determine the normal trading range for any given holding and provides the Adviser with each sector’s “bull” and “bear” trend lines in addition to its modified asset price. When a sector’s modified asset price crosses its “bear” trend line, the sector is deemed to be showing weakness and the position is subsequently sold. The sell proceeds are then invested either equally across an inflation protected securities ETF, an intermediate-term bond ETF, a long-term bond ETF and an extended duration treasuries ETFs, or in a short-term bond ETF (each an “Underlying Fixed Income ETF” and, collectively, the “Underlying Fixed Income ETFs”) as described in more detail below. Conversely, when an already sold sector position has its modified asset price cross its “bull” trend line, the sector is deemed to be showing strength. As a result, the Underlying Fixed Income ETFs are liquidated and the Underlying Sector ETF position representing that particular sector is subsequently repurchased.

When the Selective Risk Fund initially sells out of an Underlying Sector ETF, it will invest the proceeds equally across an inflation- protected securities ETF, an intermediate-term bond ETF, a long-term bond ETF and an extended duration treasuries ETF when the Fixed Income portfolio is in its default state. The Adviser then monitors daily, fixed income index benchmarks that represent inflation-protected securities, intermediate-term bonds, long-term bonds and extended duration treasuries, respectively (each a “Fixed Income Benchmark” and, collectively, the “Fixed Income Benchmarks”). When a Fixed Income Benchmark representing inflation-protected securities, intermediate-term bonds, long-term bonds or extended duration treasuries falls below what the Adviser considers its low trading or “bear” trend line, determined in the same manner as described above for Sector Benchmarks, the Underlying Fixed Income Fund ETF representing that particular Fixed Income Benchmark is liquidated the following day, and the proceeds are invested in a short-term bond ETF. Conversely, when the Fixed Income Benchmark representing a previously liquidated Underlying Fixed Income ETF rises above what the Adviser considers its high trading or “bull” trend line, determined in the same manner as described above for Sector Benchmarks, the portion of the short-term bond ETF position represented by the previously liquidated ETF is liquidated the following day, and the proceeds are invested back into that Underlying Fixed Income ETF.

Period Performance

For fiscal year 2023, April 17, 2023 through February 29, 2024, the Fund experienced a 7.66% return compared to the 24.48% return the S&P 500® Total Return Index achieved over the same period. The Funds main source of underperformance was asset class allocation while new market trends formed during market volatility.

Investment Changes

At fund inception, April 17,2023, the Fund was invested in 6 out of the 11 sectors comprised of Materials, Consumer Discretionary, Consumer Staples, Communications, Industrials, and Technology ETFs. As market conditions improved throughout the fiscal year, the Funds equity allocations fluctuated resulting in additional investments in the Financials, Real Estate, Health Care, and Energy sector ETFs. The Fund also responded to increased volatility when appropriate resulting in liquidating the equity allocations for the Materials, Consumer Discretionary, Financials, Real Estate, Consumer Staples, and Industrials sector ETFs. At fiscal year-end, February 29, 2024, the Fund was invested in 9 out of the 11 sectors comprised of Materials, Consumer Discretionary, Financials, Real Estate, Health Care, Communications, Energy, Industrials, and Technology sector ETFs.

Manager Discussion

Equity markets were consumed with fears of recession triggered by higher interest rates in 2023, but that did not hold back the

U.S. economy or stock market from an impressive rebound. However, if not for a surge in technology stocks the stock market might have continued the decline of 2022 and remained in negative territory for the first half of the year. Artificial intelligence caught the headlines with a view into the future and a surge in unexpected earnings pushing technology stocks to the strongest first half of a year in decades.

Unfortunately, the optimism of the future gave way to higher inflation, which pushed bond yields to highs not seen in more than 15 years and mortgage rates well above 7%. Interest rate sectors, like banking, real estate, and even utilities fell under the pressure.

The Fed didn’t waiver from its higher-for -longer mission to push inflation down, which forced equity markets to increase the odds of a recession and finish the third quarter very weak.

Fortunately, inflation readings in the fourth quarter showed a decline toward the Fed’s target, while economic growth continued to hold up. This led investors to have hope the Fed might have navigated the economy to a soft landing, which pushed bonds and equities to have impressive performance to finish the year.

As we look to 2024, inflation remains the key to stock and bond performance. While inflation has come down substantially from the post-Covid peak, it’s believed the final push to the Fed’s 2% target will be difficult. This will likely create volatility in equity markets, but we believe inflation will continue to moderate and create a path for positive returns.

20240426-3539743

Beacon Tactical Risk ETF
PORTFOLIO REVIEW
February 29, 2024

The Fund’s performance figures* for the year ended February 29, 2024, as compared to its benchmarks:

Since Inception** -
February 29, 2024
Beacon Tactical Risk ETF - NAV	(4.18)%
Beacon Tactical Risk ETF - Market Price	(3.94)%
Dow Jones Moderately Aggressive Portfolio Index ***	12.05%
S&P 500 Total Return Index ****	24.48%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.beaconinvestingetfs.com or by calling 1-866-439-9093.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Tactical Risk Fund’s average net assets through June 30, 2024. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 2.36% per the April 17, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.10% of net assets per the April 17, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on April 17, 2023.

***	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones U.S. Moderately Aggressive Portfolio Index is rebalanced monthly and maintains an allocation of stocks, bonds, and cash asset classes in a portfolio equal to 80% of the risk of the stock Composite Major Asset Classes. Within the portfolio, bonds are represented by an equal weighting of the following four bond indexes: Barclays U.S. Government Bond Index, Barclays Corporate Bond Index, Barclays U.S. Mortgage-backed Bond Index, and Barclays Majors (ex U.S.) Bond Index. Cash is represented by the 90-Day T-Bill Average. The equity asset classes are divided equally over the following six indices: DJ U.S. Large Cap Growth Index, DJ U.S. Large Cap Value Index, DJ U.S. Mid Cap Growth Index, DJ U.S. Mid Cap Value Index, DJ U.S. Small Cap Growth Index, DJ U.S. Small Cap Value Index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Comparison of Change in Value of a $10,000 Investment

The Fund’s holdings by asset class as of February 29, 2024 are as follows:

Asset Class	% of Net Assets
Exchange -Traded Funds Equity	100.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Beacon Selective Risk ETF
PORTFOLIO REVIEW
February 29, 2024

The Fund’s performance figures* for the year ended February 29, 2024, as compared to its benchmarks:

Since Inception** -
February 29, 2024
Beacon Selective Risk ETF - NAV	7.66%
Beacon Selective Risk ETF - Market Price	7.91%
Dow Jones Moderately Aggressive Portfolio Index ***	12.05%
S&P 500 Total Return Index ****	24.48%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.beaconinvetingetfs.com or by calling 1-866-439-9093.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Selective Risk Fund’s average net assets through June 30, 2024. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 2.36% per the April 17, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.10% of net assets per the April 17, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on April 17, 2023.

***	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones U.S. Moderately Aggressive Portfolio Index is rebalanced monthly and maintains an allocation of stocks, bonds, and cash asset classes in a portfolio equal to 80% of the risk of the stock Composite Major Asset Classes. Within the portfolio, bonds are represented by an equal weighting of the following four bond indexes: Barclays U.S. Government Bond Index, Barclays Corporate Bond Index, Barclays U.S. Mortgage-backed Bond Index, and Barclays Majors (ex U.S.) Bond Index. Cash is represented by the 90-Day T-Bill Average. The equity asset classes are divided equally over the following six indices: DJ U.S. Large Cap Growth Index, DJ U.S. Large Cap Value Index, DJ U.S. Mid Cap Growth Index, DJ U.S. Mid Cap Value Index, DJ U.S. Small Cap Growth Index, DJ U.S. Small Cap Value Index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Comparison of Change in Vaule of a $10,000 Investment

The Fund’s holdings by asset class as of February 29, 2024 are as follows:

Asset Class	% of Net Assets
Exchange -Traded Funds Equity	85.1%
Fixed Income	14.8%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
17,662	Vanguard Communication Services ETF	$2,259,146
7,495	Vanguard Consumer Discretionary ETF	2,366,472
11,580	Vanguard Consumer Staples ETF	2,296,546
19,030	Vanguard Energy ETF	2,285,122
23,674	Vanguard Financials ETF	2,318,395
8,703	Vanguard Health Care ETF	2,309,863
10,151	Vanguard Industrials ETF	2,368,940
4,399	Vanguard Information Technology ETF	2,277,758
12,153	Vanguard Materials ETF	2,344,921
26,177	Vanguard Real Estate ETF	2,239,442
16,814	Vanguard Utilities ETF	2,259,297
		25,325,902

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,628,596)	25,325,902

	TOTAL INVESTMENTS - 100.0% (Cost $24,628,596)	$25,325,902
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	10,365
	NET ASSETS - 100.0%	$25,336,267

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

BEACON SELECT RISK ETF
SCHEDULE OF INVESTMENTS
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 85.1%
22,495	Vanguard Communication Services ETF	$2,877,335
8,400	Vanguard Consumer Discretionary ETF	2,652,216
20,923	Vanguard Energy ETF	2,512,434
27,525	Vanguard Financials ETF	2,695,523
9,570	Vanguard Health Care ETF	2,539,974
11,460	Vanguard Industrials ETF	2,674,420
5,540	Vanguard Information Technology ETF	2,868,557
13,100	Vanguard Materials ETF	2,527,645
28,575	Vanguard Real Estate ETF	2,444,591
		23,792,695
	FIXED INCOME - 14.8%
13,162	Vanguard Extended Duration Treasury ETF	997,153
14,005	Vanguard Intermediate-Term Bond ETF	1,049,815
14,370	Vanguard Long-Term Bond	1,028,030
22,631	Vanguard Short-Term Inflation-Protected Securities ETF	1,077,689
		4,152,687

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,862,332)	27,945,382

	TOTAL INVESTMENTS - 99.9% (Cost $25,862,332)	$27,945,382
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	21,134
	NET ASSETS - 100.0%	$27,966,516

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2024

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
ASSETS
Investment securities:
At cost	$24,628,596	$25,862,332
At fair value	$25,325,902	$27,945,382
Cash and cash equivalents	71,749	95,856
Dividends and interest receivable	294	392
Prepaid expenses	1,879	1,851
TOTAL ASSETS	25,399,824	28,043,481

LIABILITIES
Investment advisory fees payable	4,624	9,575
Payable to related parties	14,465	20,608
Audit fees payable	13,038	13,039
Custody fees payable	12,439	13,697
Transfer agent fees payable	7,739	7,751
Accrued expenses and other liabilities	11,252	12,295
TOTAL LIABILITIES	63,557	76,965
NET ASSETS	$25,336,267	$27,966,516

Net Assets Consist Of:
Paid in capital	$26,613,925	$26,831,097
Accumulated earnings (deficit)	(1,277,658)	1,135,419
NET ASSETS	$25,336,267	$27,966,516

Net Asset Value Per Share:
Net Assets	$25,336,267	$27,966,516
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,070,000	1,050,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$23.68	$26.63

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF OPERATIONS
February 29, 2024 *

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
INVESTMENT INCOME
Dividends	$357,769	$422,965
Interest	3,816	4,319
TOTAL INVESTMENT INCOME	361,585	427,284

EXPENSES
Investment advisory fees	114,111	121,535
Administrative services	78,088	78,152
Legal fees	27,719	27,721
Professional fees	20,461	15,671
Trustees fees and expenses	18,473	18,753
Custodian fees	15,565	17,259
Audit fees	13,038	13,039
Printing and postage expenses	10,898	10,099
Transfer agent fees	9,435	9,452
Insurance expense	3,167	3,176
Other expenses	13,415	14,199
TOTAL EXPENSES	324,370	329,056

Less: Fees waived/reimbursed by the Adviser	(147,473)	(141,339)
NET EXPENSES	176,897	187,717

NET INVESTMENT INCOME	184,688	239,567

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,974,964)	(947,631)
Net change in unrealized appreciation on investments	697,306	2,083,050
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,277,658)	1,135,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,092,970)	$1,374,986

*	The Beacon Tactical Risk ETF and Beacon Select Risk ETF both commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
STATEMENT OF CHANGES IN NET ASSETS
February 29, 2024

For the Period Ended
February 29, 2024*
FROM OPERATIONS
Net investment income	$184,688
Net realized loss on investments	(1,974,964)
Net change in unrealized appreciation on investments	697,306
Net decrease in net assets resulting from operations	(1,092,970)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(225,021)
Net decrease in net assets resulting from distributions to shareholders	(225,021)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,646,058
Transaction Fees (Note 5)	8,200
Net increase in net assets resulting from shares of beneficial interest	26,654,258

TOTAL INCREASE IN NET ASSETS	25,336,267

NET ASSETS
Beginning of Period	—
End of Period	$25,336,267

SHARE ACTIVITY
Shares Sold	1,070,000
Net increase in shares of beneficial interest outstanding	1,070,000

*	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
STATEMENT OF CHANGES IN NET ASSETS
February 29, 2024

For the Period Ended
February 29, 2024*
FROM OPERATIONS
Net investment income	$239,567
Net realized loss on investments	(947,631)
Net change in unrealized appreciation on investments	2,083,050
Net increase in net assets resulting from operations	1,374,986

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(293,580)
Net decrease in net assets resulting from distributions to shareholders	(293,580)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,878,910
Transaction Fees (Note 5)	6,200
Net increase in net assets resulting from shares of beneficial interest	26,885,110

TOTAL INCREASE IN NET ASSETS	27,966,516

NET ASSETS
Beginning of Period	—
End of Period	$27,966,516

SHARE ACTIVITY
Shares Sold	1,050,000
Net increase in shares of beneficial interest outstanding	1,050,000

*	The Beacon Selective Risk ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Year Ended
February 29, 2024 (1)
Net asset value, beginning of period	$24.94
Activity from investment operations:
Net investment income (2)	0.22
Net realized and unrealized loss on investments	(1.27)
Total from investment operations	(1.05)
Less distributions from:
Net investment income	(0.21)
Total distributions	(0.21)
Net asset value, end of period	$23.68
Market price, end of period	$23.74
Total return (3)(7)	(4.18)%
Market price total return (3)(7)	(3.94)%
Net assets, at end of period (000s)	$25,336
Ratio of gross expenses to average net assets (4)(6)	1.83%
Ratio of net expenses to average net assets (4)(6)	1.00%
Ratio of net investment income to average net assets (4)(6)	1.04%
Portfolio Turnover Rate (5)(7)	355%

(1)	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Year Ended
February 29, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.29
Net realized and unrealized gain on investments	1.62
Total from investment operations	1.91
Less distributions from:
Net investment income	(0.28)
Total distributions	(0.28)
Net asset value, end of period	$26.63
Market price, end of period	$26.69
Total return (3)(7)	7.66%
Market price total return (3)(7)	7.91%
Net assets, at end of period (000s)	$27,967
Ratio of gross expenses to average net assets (4)(6)	1.75%
Ratio of net expenses to average net assets (4)(6)	1.00%
Ratio of net investment income to average net assets (4)(6)	1.28%
Portfolio Turnover Rate (5)(7)	208%

(1)	The Beacon Selective Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

1. ORGANIZATION

The Beacon Tactical Risk ETF (“BTR”) and the Beacon Selective Risk ETF (“BSR”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds’ investment objective seeks to provide long-term capital appreciation. BTR and BSR commenced operations on April 17, 2023. BTR and BSR are each a “Fund of Funds”, in the each Fund will generally invest in other investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2024 for the Funds’ assets measured at fair value:

Beacon Tactical Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,325,902	$—	$—	$25,325,902
Total	$25,325,902	$—	$—	$25,325,902

Beacon Select Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,945,382	$—	$—	$27,945,382
Total	$27,945,382	$—	$—	$27,945,382

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for BTR and BSR. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ February 2024, year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended February 29, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$73,007,845	$72,933,323
BSR	$45,580,225	$45,537,817

For the period ended February 29, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$26,534,289	$—
BSR	$26,775,401	$—

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the sub-adviser (the “Sub-Adviser”), to execute portfolio transactions and implement the Adviser’s decisions for the Funds. Fees incurred under this agreement are paid directly by the Adviser, and not Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. For the period ended February 29, 2024, the Adviser earned $114,111, and $121,535 in advisory fees for BTR and BSR, respectively.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

Pursuant to an agreement between the Adviser and the Sub-Adviser, as compensation for the sub-advisory services it provides to the Fund, the Adviser will pay the Sub-Adviser a fee, computed daily, at an annual rate based on the greater of (1) the Minimum Sub-Advisory Fees or (2) the average daily net assets of the Funds in accordance with the following fee schedule (the “Asset-Based Sub-Advisory Fees”), if the aggregate Asset-Based Sub-Advisory Fees exceed the aggregate Minimum Sub-Advisory Fees:

	Minimum	Asset-Based
	Sub-Advisory Fees	Sub-Advisory Fees
Tactical Risk Fund	$22,500	0.03%
Selective Risk Fund	$22,500	0.03%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BTR and BSR at least until June 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses will not exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its limitation in place at time of waiver, the Adviser, on a rolling three -year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively. If a Fund’s operating expenses subsequently exceed the limitations, the reimbursements for the Fund shall be suspended. For the period ended February 29, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $147,473 and $141,339 for BTR and BSR, respectively, which are subject to recapture by the Adviser before February 28, 2027 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the funds and there are no current plan to impose these fees.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Professional fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for both BTR and BSR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Beacon Tactical Risk ETF	$200	2.00%*
Beacon Selective Risk ETF	$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Beacon Tactical Risk ETF	$24,628,596	$697,306	$—	$697,306
Beacon Selective Risk ETF	25,862,434	2,190,006	(107,058)	2,082,948

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal period ended February 29, 2024, was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
2/29/2024	Income	Capital Gains	Capital	Total
Beacon Tactical Risk ETF	$225,021	$—	$—	$225,021
Beacon Selective Risk ETF	293,580	—	—	293,580

As of February 29, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Beacon Tactical Risk ETF	$—	$—	$—	$(1,974,964)	$—	$697,306	$(1,277,658)
Beacon Selective Risk ETF	—	—	—	(947,529)	—	2,082,948	1,135,419

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 29, 2024

At February 29, 2024, the Fund had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Beacon Tactical Risk ETF	1,974,964	—	1,974,964	—
Beacon Selective Risk ETF	947,529	—	947,529	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended February 29, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings
Beacon Tactical Risk ETF	$(40,333)	$40,333
Beacon Selective Risk ETF	(54,013)	54,013

8. RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
of Northern Lights Fund Trust II and
Shareholders of Beacon Tactical Risk ETF and Beacon Selective Risk ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Beacon Tactical Risk ETF and Beacon Selective Risk ETF (the “Funds”), each a series of Northern Lights Fund Trust II, including the schedule of investments, as of February 29, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 17, 2023 (commencement of operations) through February 29, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 29, 2024, the results of their operations for the year then ended, the changes in its net assets, and the financial highlights for the period April 17, 2023 (commencement of operations) through February 29, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 29, 2024

Beacon ETFs
EXPENSE EXAMPLES (Unaudited)
February 29, 2024

As a shareholder of the Beacon ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2023 through February 29, 2024.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	9/1/2023	2/29/2024	9/1/2023 - 2/29/2024	9/1/2023 - 2/29/2024
Beacon Tactical Risk ETF	$1,000.00	$965.90	$4.89	1.00%
Beacon Selective Risk ETF	$1,000.00	$1,033.60	$5.06	1.00%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	9/1/2023	2/29/2024	9/1/2023 - 2/29/2024	9/1/2023 - 2/29/2024
Beacon Tactical Risk ETF	$1,000.00	$1,019.89	$5.02	1.00%
Beacon Selective Risk ETF	$1,000.00	$1,019.89	$5.02	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

“Hypothetical” expense information is presented on the basis of the full year to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/366 (to reflect the full half-year period).

**	Annualized.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 25 and 26, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an investment advisory agreement between Beacon Capital Management, Inc. (“Beacon”) and the Trust on behalf of each of the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF (each a “Fund” and collectively the “Funds”), (“Beacon Advisory Agreement”).

Based on their evaluation of the information provided by Beacon, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Beacon Advisory Agreement with respect to the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Beacon Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Beacon Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Beacon Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to Beacon (including due diligence questionnaires completed by Beacon, select financial information of Beacon, bibliographic information regarding Beacon’s key management and investment advisory personnel, and comparative fee information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Beacon Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Beacon Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the approval of the Beacon Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Beacon related to the proposed approval of the Beacon Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Funds, including the team of individuals that will primarily monitor and execute the investment strategies. The Board noted that Beacon has been a registered investment adviser with the SEC since June 2002, and that its personnel have many years of experience in the financial services industry and investment management experience. The Board discussed the extent of Beacon’s research capabilities, the quality of its compliance infrastructure noting that Beacon will be hiring an outside compliance consulting firm to assist in the development of its compliance program with respect to advising a registered fund and oversight of the program. Additionally, the Board received satisfactory responses from representatives of Beacon with respect to a series of important questions, including: whether Beacon or its principals were involved in any

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Funds’ investment limitations, noting that Beacon would actively review the portfolio managers’ performance of their duties to ensure compliance under Beacon’s compliance program. The Board reviewed the capitalization of Beacon and based on financial information provided by and representations made by Beacon and its representatives and concluded that Beacon was sufficiently well-capitalized in order to meet its obligations to each of the Funds. The Board also discussed Beacon’s compliance program with the CCO of the Trust, noting that Beacon was still in process of modifying certain procedures to address advising a registered investment company and the CCO represented that he would monitor changes to the compliance program to address 1940 Act compliance and report to the Board regarding these changes prior to the Beacon Funds commencing operations. After further discussion, the Board concluded that Beacon had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Beacon Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Beacon to the Funds appear to be satisfactory, subject to the Board receiving a report from the Trust’s CCO regarding Beacon’s compliance policies and procedures prior to the Funds commencing operations.

Performance. Because the Funds had not yet commenced operations, the Board reviewed the composite performance of Beacon’s similar managed accounts and noted that each strategy outperformed its respective Morningstar category, the Morningstar Tactical Allocation category, from September 1, 2011 through December 31, 2021. The Board was satisfied that Beacon would be able to provide an adequate level of service for the proposed Funds.

Fees and Expenses. As to the costs of the services to be provided by Beacon, the Board reviewed and discussed the proposed advisory fee for each Fund and the anticipated total operating expenses for each of the Funds as compared to its respective peer group as presented in the Board Materials noting that each proposed advisory fee was lower than the average advisory fees of its respective Morningstar category and in-line with the average advisory fees of its respective peer group The Board then reviewed the proposed contractual arrangements for each Fund noting that Beacon was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses for each Fund in order to limit a Fund’s net annual operating expenses, exclusive of certain fees, for at least a year from the date of each Fund’s initial prospectus so as not to exceed 1.00% of the average annual net assets for each Fund, and found such arrangements would be beneficial to shareholders of the respective Fund. The Board concluded that each advisory fee to be charged by Beacon with respect to each Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Beacon with respect to each Fund based on profitability estimates and analyses provided by Beacon and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by Beacon and the projected growth of the Funds, the anticipated level of profit from Beacon’s relationship with each Fund was not excessive.

Economies of Scale. As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Beacon’s expectations for growth of each Fund and concluded that any material economies of scale would not be achieved in the near term.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgement in determining the material factors to be considered in evaluating the Beacon Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Beacon as the Board believed to be reasonably necessary to evaluate the terms of the Beacon Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Beacon Fund that (a) the terms of the Beacon Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Beacon Advisory Agreement is in the best interests of each Beacon Fund and its respective shareholders. In considering the approval of the Beacon Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Beacon Advisory Agreement was in the best interests of each Beacon Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Beacon Advisory Agreement.

Exchange Traded Concepts Sub-Advisory Agreement

At a Meeting of the Board of Trustees held on February 24, 2023, the Board considered the approval of the sub-advisory agreement between Beacon and Exchange Traded Concepts, LLC (“ETC”) with respect to each Fund (“ETC Sub-Advisory Agreement”).

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the ETC Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by ETC, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of ETC; (iii) the performance history of ETC; and (iv) ETC’s financial condition, history of operations and ownership structure. In considering the approval of the ETC Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by ETC, the Board noted the experience of the portfolio management personnel of ETC, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of ETC and reviewed supporting materials. The Board reviewed the materials prepared by ETC describing its investment services and noted ETC’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board concluded that ETC had sufficient quality and depth of personnel, resources, investment methods essential to performing its duties under the ETC Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services to be provided to each of the Fund’s appear to be satisfactory.

Performance. Because the Funds had not yet commenced operations, the Board did not consider past performance. The Board considered the depth and experience of ETC and the particular services they provide and was comfortable they would contribute to the performance for each Fund and its shareholders.

Fees and Expenses. As to the costs of the services provided by ETC, the Board discussed the sub-advisory fee and considered that ETC is paid by Beacon out of its advisory fees and not by each Fund. The Board also looked at the advisory fee split between Beacon and ETC and concluded that the sub-advisory fee paid to ETC was not unreasonable in light of the quality of the services to be performed by it. The Board also considered, based on statements made and information provided by Beacon and ETC that the ETC Sub-Advisory Agreement was negotiated at arm’s-length between Beacon and ETC.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

Profitability. As to profitability, the Board discussed and noted that ETC will receive no compensation from Beacon, other than the sub-advisory fee earned pursuant to the ETC Sub-Advisory Agreement. The Board further noted that the sub-advisory fee is paid by Beacon out of the advisory fee that it receives and not directly by the Funds. While the Board did not consider the costs of services provided by ETC or its profitability to be significant factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by ETC and reviewed by the Board, the Board concluded that anticipated profits from ETC’s relationship with the Funds were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the Funds, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to Beacon.

Conclusion. The Board relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the ETC Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ETC as the Board believed to be reasonably necessary to evaluate the terms of the ETC Sub-Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the each of the Beacon Funds separately that (a) the terms of the ETC Sub-Advisory Agreement are reasonable; (b) the sub-advisory fee is not unreasonable; and (c) the ETC Sub-Advisory Agreement is in the best interests of each of the Beacon Funds and their respective shareholders. In considering the approval of the ETC Sub-Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the ETC Sub-Advisory Agreement was in the best interests of each of the Beacon Funds and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the ETC Sub-Advisory Agreement.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
February 29, 2024

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019).	2	NONE
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services)(since 2010); President, TTS Associates, Inc. (financial services) (since December 2022).	2	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm)(since 2007).	2	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	2	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	2	NONE

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
February 29, 2024

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC; Executive Vice President, Head of Fund Administration and Product(since 2019) and President (2012 - 2019) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014 to December 2018).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of February 29, 2024 the Trust was comprised of 24 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Beacon Capital Management, Inc.
7777 Washington Village Dr. Suite 280
Dayton, OH 45459

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BEACONETFS-AR24

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2024 - $20,500

(b)	Audit-Related Fees

2024 - None

(c)	Tax Fees

2024 – $ 5,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2024 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2024

Audit-Related Fees:       0.00%

Tax Fees:                      0.00%

All Other Fees:              0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $ 5,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/8/24

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 5/8/24